COMMITMENTS (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Feb. 28, 2014 D	Nov. 30, 2013
Commitments 1		3.50%
Commitments 2		16.00%
Commitments 3		$ 15,000
Commitments 4		50,000
Commitments 5		50,000
Commitments 6		150,000
Commitments 7		750,000
Commitments 8		2,000,000
Commitments 9		150,000,000
Commitments 10		5,563,809
Commitments 11		1,000
Commitments 12		80,000
Commitments 13		1,390,952
Commitments 14		509,622
Commitments 15		34.57%
Commitments 16		50,000
Commitments 17		20,000
Commitments 18		50,000
Commitments 19		3,000
Commitments 20		1.50%
Commitments 21		12,500
Commitments 22		36,000
Commitments 23		10,217
Commitments 24		1
Commitments 25		0.2838
Commitments 26		1,000,000
Commitments 27		1,500,000
Commitments 28		1,000,000
Commitments 29		72,000
Commitments 30		20,433
Commitments 31		1
Commitments 32		0.2838
Commitments 33		10,000
Commitments 34		2,838
Commitments 35		1
Commitments 36		0.2838
Commitments 37		2,000,000
Commitments 38		100,000
Commitments 39		2,000,000
Commitments 40		100,000
Commitments 41		74,000
Commitments 42		92,000
Commitments 43		3,000,000
Commitments 44		15,000
Commitments 45		125
Commitments 46		300
Commitments 47		2,400
Commitments 48		260,000
Commitments 49		70,000
Commitments 50		180,000
Commitments 51		982,358
Commitments 52		1,473,537
Commitments 53		25.00%
Commitments 54		255,413
Commitments 55		16.00%
Commitments 56		6,144
Commitments 57		606,500
Commitments 58		80.00%
Commitments 59		87,000
Commitments 1	3.50%
Commitments 2	16.00%
Commitments 3	15,000
Commitments 4	50,000
Commitments 5	50,000
Commitments 6	150,000
Commitments 7	750,000
Commitments 8	2,000,000
Commitments 9	150,000,000
Commitments 10	5,563,809
Commitments 11	1,000
Commitments 12	80,000
Commitments 13	1,390,952
Commitments 14	509,622
Commitments 15	34.57%
Commitments 16	50,000
Commitments 17	20,000
Commitments 18	50,000
Commitments 19	$ 0.001
Commitments 20	982,358
Commitments 21	1,473,537
Commitments 22	25.00%
Commitments 23	255,413
Commitments 24	368,393
Commitments 25	1,473,537
Commitments 26	90
Commitments 27	623,806
Commitments 28	$ 0.001
Commitments 29	16.00%
Commitments 30	$ 12,463
Commitments 31	606,500
Commitments 32	199,426